Changes in equity and earnings per share	6 Months Ended
Jun. 30, 2025
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Changes in equity and earnings per share
16.	Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during the six-month
period ended 30 June 2025:

Issued capital
Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736

Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	43.8	(3 886)	(5 406)
Changes during the period	22.8	(1 138)	(579)
At the end of the current period	66.6	(5 024)	(5 985)
As of 30 June 2025, the share capital of AB InBev amounts to 1 238 608 euro (1 735 915 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 66 600 067 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 222 042 165 restricted shares. As of 30 June 2025, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one
basis and they rank equally with the ordinary shares with respect to dividends and voting rights. By 30 June 2025, from the 326 million restricted shares issued at the time of the SAB combination, 104 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
In the
six-month
period ended 30 June 2025, Ambev performed a share buyback for an amount of 314m US dollar. The purchases did not impact AB InBev’s profit.
TREASURY SHARES
Using the powers granted at the shareholders meeting of 28 April 2021, the Board of Directors approved a share buyback program for an amount of 2 billion US dollar in 2024. As of 30 June 2025, AB InBev bought back 34.615.419 shares for a total amount of 2 billion US dollar, corresponding to 1.71% of the total shares outstanding.

As of 30 June 2025, the group owned 66 600 067 own shares of which 65 961 706 were held directly by AB InBev. The par value of the share is 0.61 euro. The treasury shares that the company still owned at the end of 30 June 2025 represented 49 852 185 US dollar (40 626 041 euro) of the subscribed capital.
BORROWED SHARES
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2025, the company had stock lending arrangements in place for up to 26.7 million shares, which were used to fulfill share-based compensation plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 30 April 2025, a dividend of 1.00 euro per share or 1 986m euro was approved at the shareholders’ meeting. The dividend was paid out as of 8 May 2025.
On 24 April 2024, a dividend of 0.82 euro per share or 1 645m euro was approved at the shareholders’ meeting. The dividend was paid out as of 7 May 2024.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As of 30 June 2025, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.

OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2025	(38 670)	490	(1 020)	(39 201)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 694	-	-	2 694
Cash flow hedges	-	(255)	-	(255)
Other comprehensive income/(loss)	2 694	(255)	-	2 439
As per 30 June 2025	(35 976)	235	(1 020)	(36 762)
The gain in translation reserves is primarily related to the appreciation of the closing rates of the Mexican peso, the Colombian peso, the Peruvian sol, the Brazilian real and the South African rand, which resulted in a net foreign exchange translation adjustment of 2 694m US dollar as of 30 June 2025 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2024	(30 180)	181	(1 155)	(31 155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 558)	-	-	(4 558)
Cash flow hedges	-	326	-	326
Other comprehensive income/(loss)	(4 558)	326	-	(4 232)
As per 30 June 2024	(34 738)	507	(1 155)	(35 387)
EARNINGS PER SHARE
The calculation of basic earnings per share for the
six-month
period ended 30 June 2025 is based on the profit attributable to equity holders of AB InBev of 3 824m US dollar (30 June 2024: 2 564m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2025	2024

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 975	1 984
Effect of stock lending	27	30
Effect of delivery of treasury shares and share buyback programs	(13)	(9)
Weighted average number of ordinary and restricted shares at 30 June	1 989	2 005
The calculation of diluted earnings per share for the
six-month
period ended 30 June 2025 is based on the profit attributable to equity holders of AB InBev of 3 824m US dollar (30 June 2024: 2 564m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2025	2024

Weighted average number of ordinary and restricted shares at 30 June	1 989	2 005
Effect of share options, PSUs and restricted stock units	37	38
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 026	2 043

The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. Underlying EPS is a non-IFRS
measure. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the six-month period ended 30 June
Million US dollar	2025	2024

Profit attributable to equity holders of AB InBev	3 824	2 564
Net impact of exceptional items on profit (refer to Note 7)	(305)	675
Profit before exceptional items, attributable to equity holders of AB InBev	3 519	3 239
Hyperinflation impacts	37	81
Underlying profit	3 556	3 320
The table below sets out the EPS calculation:

For the six-month period ended 30 June
Million US dollar	2025	2024

Profit attributable to equity holders of AB InBev	3 824	2 564
Weighted average number of ordinary and restricted shares	1 989	2 005
Basic EPS	1.92	1.28

Profit attributable to equity holders of AB InBev	3 824	2 564
Weighted average number of ordinary and restricted shares (diluted)	2 026	2 043
Diluted EPS	1.89	1.25

Underlying profit	3 556	3 320
Weighted average number of ordinary and restricted shares	1 989	2 005
Underlying EPS	1.79	1.66
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS, 25m share options were anti-dilutive and not included in the calculation of the dilutive effect per 30 June 2025 (30 June 2024: 45m share options).